Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Tax Rates
The effective tax rates for the respective periods are shown below:

	Year Ended December 31,
	2017	2016	2015
Federal provision	35.0%	35.0%	35.0%
State provision	0.5%	2.3%	0.2%
Foreign rate differential(1)	(20.0)%	(3.6)%	(7.8)%
Transaction costs(2)	5.0%	0.0%	0.0%
Tax reserves	0.0%	(3.2)%	(2.0)%
Permanent items(3)	10.2%	14.7%	6.0%
Change in valuation allowance(4)	8.2%	20.7%	(5.6)%
Other(5)	0.8%	0.7%	1.9%
Effective rate	39.7%	66.6%	27.7%
________________________

(1)	Relates primarily to the lower tax rates on the income or loss attributable to international operations.

(2)	Relates primarily to the effect of certain costs related to the withdrawn Cabot IPO that are disallowed for U.K. tax purposes.

(3)
Includes nondeductible interest reported in a foreign subsidiary. The year ending December 31, 2017 also includes certain foreign income taxable in the U.S. under Internal Revenue Code Section 951 (Subpart F) in 2017. The year ending December 31, 2015 also includes a settlement with the Consumer Finance Protection Bureau (“CFPB”) for which the Company incurred a $10.0 million civil monetary penalty related to a settlement with the CFPB, which is not deductible for income tax purposes.

(4)	Valuation allowance recorded as a result of certain foreign subsidiaries’ cumulative operating losses for tax purposes.

(5)	Includes the impact from the Tax Reform Act for the year ended December 31, 2017.

Components of Pretax Income
The pretax income (loss) from continuing operations consisted of the following (in thousands):

	Year Ended December 31,
	2017	2016	2015
Domestic	$71,794	$112,483	$59,056
Foreign	59,432	(55,108)	38,877
	$131,226	$57,375	$97,933

Components of Provision for Income Taxes
The income tax provisions for continuing operations consisted of the following (in thousands):

	Year Ended December 31,
	2017	2016	2015
Current expense (benefit):
Federal	$9,969	$58,816	$38,831
State	(794)	1,173	363
Foreign	15,690	10,364	7,124
	24,865	70,353	46,318
Deferred expense (benefit):
Federal	16,563	(22,951)	(18,755)
State	784	25	(610)
Foreign	9,837	(9,222)	209
	27,184	(32,148)	(19,156)
	$52,049	$38,205	$27,162

Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities consisted of the following (in thousands):

	December 31, 2017	December 31, 2016
Deferred tax assets:
Stock-based compensation expense	$4,777	$7,549
Accrued expenses	14,708	19,868
Differences in income recognition related to receivable portfolios	20,612	45,419
Net operating losses	46,615	26,386
Difference in basis of bond and loan costs	7,878	3,007
Other	522	6,067
Total deferred tax assets	95,112	108,296
Valuation allowance	(34,642)	(18,892)
Total deferred tax assets net of valuation allowance	60,470	89,404
Deferred tax liabilities:
State taxes	(1,237)	(377)
Deferred court costs	(20,207)	(19,860)
Difference in basis of amortizable assets	(18,573)	(16,488)
Difference in basis of depreciable assets	(2,059)	(7,705)
Other	(9,144)	(1,555)
Total deferred tax liabilities	(51,220)	(45,985)
Net deferred tax asset(1)	$9,250	$43,419
________________________

(1)
The Company operates in multiple jurisdictions. In accordance with authoritative guidance relating to income taxes, deferred tax assets and liabilities are netted for each tax-paying component of the Company within a particular tax jurisdiction, and presented as a single amount in the statement of financial condition.

Unrecognized Tax Benefit
A reconciliation of the beginning and ending amount of the Company’s unrecognized tax benefit is as follows (in thousands):

Amount
Balance at December 31, 2014	$38,425
Increases related to current and prior year tax positions	5,835
Increases related to current year tax positions	11,882
Decreases related to settlements with taxing authorities	(8,193)
Balance at December 31, 2015	47,949
Increases related to prior year tax positions	2,505
Increases related to current year tax positions	1,259
Decreases related to settlements with taxing authorities	(31,111)
Decreases related to prior year tax positions	(1,657)
Balance at December 31, 2016	18,945
Increases related to current year tax positions	5,902
Decreases related to settlements with taxing authorities	(228)
Decreases related to current year tax positions	(4,599)
Balance at December 31, 2017	$20,020